VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—94.9%
Brazil—11.2%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	3,830 BRL	$685
Series F 10.000%, 1/1/31	3,960 BRL	662
		1,347

China—7.2%
China Government Bond
2.890%, 11/18/31	460 CNY	74
1.670%, 5/25/35	1,490 CNY	223
3.720%, 4/12/51	510 CNY	98
International Bank for Reconstruction & Development
2.250%, 1/19/29	1,000 CNY	151
2.750%, 7/26/34	2,000 CNY	321
		867

Colombia—5.7%
Bogota Distrio Capital RegS 9.750%, 7/26/28(2)	737,056 COP	216
Titulos De Tesoreria
12.500%, 2/27/30	700,000 COP	215
9.250%, 5/28/42	1,060,000 COP	250
		681

Czech Republic—4.6%
Czech Republic Government Bond
1.750%, 6/23/32	4,800 CZK	197
RegS 4.200%, 12/4/36(2)	8,100 CZK	362
		559

Hungary—3.5%
Hungary Government Bond
3.000%, 8/21/30	86,500 HUF	251
7.000%, 10/24/35	15,000 HUF	52
3.000%, 4/25/41	51,000 HUF	119
		422

India—7.9%
European Investment Bank RegS 7.400%, 10/23/33(2)	6,300 INR	65
India Government Bond
6.330%, 5/5/35	32,000 INR	324
7.180%, 7/24/37	2,500 INR	26
6.670%, 12/17/50	18,350 INR	175
Inter-American Development Bank 7.350%, 10/6/30	35,000 INR	362
		952

Indonesia—9.0%
Indonesia Government Bond
7.000%, 9/15/30	2,770,000 IDR	157
6.500%, 2/15/31	3,800,000 IDR	211
6.375%, 4/15/32	2,200,000 IDR	121
	Par Value(1)	Value

Indonesia—continued
8.375%, 3/15/34	2,848,000 IDR	$174
6.750%, 7/15/35	7,600,000 IDR	422
		1,085

Malaysia—9.4%
Malaysia Government Bond
3.885%, 8/15/29	1,080 MYR	272
2.632%, 4/15/31	1,670 MYR	397
3.582%, 7/15/32	110 MYR	27
4.893%, 6/8/38	1,530 MYR	412
4.696%, 10/15/42	110 MYR	29
		1,137

Mexico—11.2%
Mex Bonos Desarr
8.500%, 5/31/29	6,510 MXN	389
7.750%, 5/29/31	4,730 MXN	270
7.750%, 11/23/34	4,100 MXN	222
7.750%, 11/13/42	9,480 MXN	467
		1,348

Paraguay—0.7%
Republic of Paraguay 144A 8.500%, 4/4/38(3)	500,000 PYG	82
Peru—2.0%
Bonos De Tesoreria 144A, RegS 7.600%, 8/12/39(2)(3)	770 PEN	242
Poland—5.8%
European Investment Bank RegS 3.000%, 11/25/29(2)	570 PLN	144
Poland Government Bond
4.000%, 7/25/31	900 PLN	227
5.000%, 10/25/35	1,330 PLN	332
		703

Romania—3.1%
Romania Government Bond 7.350%, 4/28/31	1,650 RON	373
South Africa—7.8%
Republic of South Africa
8.500%, 1/31/37	5,350 ZAR	324
6.500%, 2/28/41	4,690 ZAR	228
8.750%, 1/31/44	6,620 ZAR	389
		941

Thailand—4.3%
Thailand Government Bond
2.000%, 12/17/31	8,200 THB	251
3.300%, 6/17/38	8,200 THB	270
		521

Turkey—1.3%
Turkiye Government Bond 31.080%, 11/8/28	7,800 TRY	150
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950 UYU	$25
Total Foreign Government Securities (Identified Cost $10,912)		11,435

Total Long-Term Investments—94.9% (Identified Cost $10,912)		11,435

Short-Term Investments—1.3%
Commercial Paper—1.3%
Nigeria OMO Bill
Series 138D 0.000%, 10/27/26(4)	110,000 NGN	80
Series 137D 0.000%, 9/29/26(4)	115,000 NGN	84
Total Short-Term Investments (Identified Cost $161)		164

TOTAL INVESTMENTS—96.2% (Identified Cost $11,073)		$11,599
Other assets and liabilities, net—3.8%		453
NET ASSETS—100.0%		$12,052

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to a value of $324 or 2.7% of net assets.

(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Mexico	12%
Brazil	12
Malaysia	10
Indonesia	9
South Africa	8
India	8
China	7
Other	34
Total	100%
† % of total investments as of August 31, 2026.

Forward foreign currency exchange contracts as of August 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	3,000	USD	579	JPM	09/02/26	$—	$(1)
CLP	260,000	USD	281	JPM	09/08/26	—	(3)
CNH	450	USD	67	JPM	09/14/26	— (1)	—
HUF	24,000	USD	76	CITI	10/13/26	—	— (1)
INR	18,000	USD	188	CITI	09/25/26	1	—
MXN	1,900	USD	112	CITI	09/10/26	—	— (1)
PLN	1,330	USD	356	CITI	10/13/26	1	—
THB	6,500	USD	196	GS	09/14/26	—	— (1)
USD	569	BRL	3,000	JPM	09/02/26	—	(9)
USD	96	COP	310,000	JPM	09/08/26	—	— (1)
USD	108	MXN	1,900	CITI	09/10/26	—	(4)
USD	120	IDR	2,150,000	CITI	09/21/26	—	(1)
USD	260	PLN	960	CITI	10/13/26	3	—
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2026 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	449	BRL	2,350	JPM	11/04/26	$2	$—
Total						$7	$(18)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of August 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$11,435	$11,435
Commercial Paper	164	164
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	6	6
Total Assets	11,605	11,605
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(17)	(17)
Total Liabilities	(17)	(17)
Total Investments	$11,588	$11,588

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at August 31, 2026.
There were no transfers into or out of Level 3 related to securities held at August 31, 2026.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.